Comparative Figures - Consolidated Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated statement of comprehensive income [line items]
Other	$ (8)	$ 20
Cash flow hedges
Comprehensive income	$ 3,271	423
Previously reported [member]
Disclosure of consolidated statement of comprehensive income [line items]
Other		3
Cash flow hedges
Net fair value loss during the period		(17)
Reclassification of net gain to earnings		34
Comprehensive income		20
Reclassification Amounts [member]
Disclosure of consolidated statement of comprehensive income [line items]
Other		17
Cash flow hedges
Net fair value loss during the period		17
Reclassification of net gain to earnings		(34)
Reported after Reclassifications [member]
Disclosure of consolidated statement of comprehensive income [line items]
Other		20
Cash flow hedges
Comprehensive income		$ 20